Recoverable Taxes (Details) - Schedule of recoverable taxes - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Recoverable Taxes [Abstract]
Value Added Tax	$ 32,686	$ 100,838
Income Tax	353,506	353,325
Other	18,730	595
Total recoverable taxes	$ 404,922	$ 454,758